Share-Based Compensation - Schedule of Options Granted (Details) (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options outstanding		45,500	46,750	31,750
Options outstanding weighted average exercise price		$ 33.46	$ 33.64	$ 30.63
Number of options exercisable		33,000	29,125
Options exercisable weighted average exercise price		$ 30.98	$ 29.79
Number of options forfeited and expired		1,250
2015 ESOP [Member]
Number of options outstanding		45,500
Options outstanding weighted average exercise price		$ 33.46
Number of options exercisable		33,000
Options exercisable weighted average exercise price		$ 30.98
Number of options granted
Number of options forfeited and expired	1,250	1,250